SHARE-BASED PAYMENT - 2018 Plan (Details) ¥ in Thousands		12 Months Ended
	Jan. 01, 2018 shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) shares
SHARE-BASED PAYMENT
Share-based compensation expense | ¥			¥ 49,107		¥ 83,122		¥ 65,154
2018 Plan | Share options
SHARE-BASED PAYMENT
Shares authorized (in shares) | shares	9,559,607
Increase in authorized shares (as percent of outstanding shares)	1.00%
Granted (in shares) | shares			1,492,332		8,988,000		4,030,108
Share options granted exercise price | $ / shares		$ 0		$ 0.01		$ 0
Share-based compensation expense | ¥			¥ 32,916		¥ 64,415		¥ 42,316